AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 96.5%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	8,627,950	$87,401,138
(cost $86,122,004)

Short-Term Investment — 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,441,397)	1,441,397	1,441,397

TOTAL INVESTMENTS—98.1% (cost $87,563,401)(wa)		88,842,535

Other assets in excess of liabilities(z) — 1.9%		1,716,656

Net Assets — 100.0%		$90,559,191

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
244	10 Year U.S. Treasury Notes	Jun. 2024	$27,034,439	$119,463
632	10 Year U.S. Ultra Treasury Notes	Jun. 2024	72,433,128	651,403
				770,866
Short Positions:
112	2 Year U.S. Treasury Notes	Jun. 2024	22,902,250	23,546
397	5 Year U.S. Treasury Notes	Jun. 2024	42,485,205	(82,781)
102	20 Year U.S. Treasury Bonds	Jun. 2024	12,284,625	(248,753)
58	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	7,482,000	(91,402)
				(399,390)
				$371,476
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1